Share Capital and Share Premium (Tables)	12 Months Ended
Jun. 30, 2023
Share Capital and Share Premium [Abstract]
Schedule of Reconciliation of Share Capital and Share Premium	Reconciliation of share capital and share premium
	Number of shares	Shares issued amount	Shares to be issued amount	Share Premium
Opening Balance as of August, 2020	-	-	-	-
Issue of share capital	29,140,000	291,400	-	4,308,600
Balance as of December, 2020	29,140,000	291,400	-	4,308,600
Issue of share capital	1,860,000	18,600	-	2,981,400
Balance as of June 30, 2021	31,000,000	310,000	-	7,290,000
Issue of share capital	-	-	-	-
Balance as of June 30, 2022	31,000,000	310,000	-	7,290,000
Issue of share capital (Moolec Science shares)	1,500,000	15,000	-	8,105,000
Issue of share capital (SAFE shares)	262, 260	2,623	-	3,170,723
Issue of share capital (LightJump shares)	3,363,810	33,639	-	39,610,630
Issue of share capital (Backstop shares)	1,201,656	12,017	-	7,999,023
Issue of share capital	3,519	36	-	10,647
From business acquisition	-	-	641	217,275
Equity settled share based payment	232,523	2,326	2,427	593,684
Balance as of June 30, 2023	37,563,768	375,641	3,068	66,996,982